Schedule of allowance for doubtful debts in trade and other receivables (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Provision moved to allowance for doubtful other financial assets		₨ (429)
Credit risk [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	452,046	294,325
Provisions accrued during the year	(30,964)	158,092
Amount written off during the year	(5,938)
Provision moved to allowance for doubtful other financial assets		(429)
Effect of movement in exchange rate		58
Balance at the end of the year	₨ 415,144	₨ 452,046